Schedule of Investments (unaudited) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO 9 Ltd., Series 2020-9A, Class E, (3 mo. LIBOR US + 7.26%), 12.07%, 01/20/34(a)(b)	USD	250	$233,559
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 8.30%, 01/28/31(a)(b)		250	220,977
Ares LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 11.64%, 07/15/34(a)(b)		300	281,169
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 7.94%, 07/15/34(a)(b)		750	688,031
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 7.68%, 07/16/31(a)(b)		250	226,289
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 8.01%, 04/20/32(a)(b)		2,000	1,819,935
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 11.25%, 07/20/32(a)(b)		1,300	1,142,008
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 8.04%, 07/15/33		500	443,518
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 11.13%, 07/15/33		375	335,144
Series 2021-14A, Class SUB, 0.00%, 07/15/33		250	124,325
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 11.61%, 04/20/34(a)(b)		250	237,098
Elmwood CLO VII Ltd., Series 2020-4A, Class E, (3 mo. LIBOR US + 7.10%), 11.89%, 01/17/34(a)(b)		250	235,055
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	150	101,764
Generate CLO 3 Ltd., Series 3A, Class DR, (3 mo. LIBOR US + 3.60%), 8.41%, 10/20/29(a)(b)	USD	500	476,401
Generate CLO 4 Ltd., Series 4A, Class ER, (3 mo. LIBOR US + 6.75%), 11.56%, 04/20/32(a)(b)		250	221,336
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 7.74%, 10/15/30(a)(b)		750	683,717
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 10.16%, 10/20/34(a)(b)		250	224,881
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 11.37%, 07/20/34(a)(b)		250	222,767
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 5.55%, 12/25/35(a)		3,371	1,392,143
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 11.24%, 04/15/33(a)(b)		250	214,812
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, (3 mo. Term SOFR + 6.85%), 11.48%, 07/15/35(a)(b)		250	215,551
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	346,655
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class C, (3 mo. LIBOR US + 2.00%), 7.27%, 04/19/33(a)(b)		116	112,342
Madison Park Funding XVII Ltd., Series 2015-17A, Class CR2, (3 mo. LIBOR US + 1.90%), 7.16%, 07/21/30(a)(b)		203	195,356
Mariner Finance Issuance Trust, Series 2020-AA, Class D, 5.75%, 08/21/34(b)		200	175,208
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		220	189,427

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3 mo. LIBOR US + 6.10%), 10.90%, 01/20/32(a)(b)	USD	400	$352,816
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class ER, (3 mo. LIBOR US + 5.75%), 10.56%, 07/20/31(a)(b)		250	225,686
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 7.82%, 04/24/29		300	288,082
Series 2014-7A, Class B1RR, (3 mo. LIBOR US + 2.25%), 7.06%, 07/20/29		500	483,589
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 11.31%, 07/20/32		1,500	1,298,290
OHA Credit Funding 11 Ltd., Series 2022-11A, Class E, (3 mo. Term SOFR + 7.25%), 11.88%, 07/19/33(a)(b)		250	229,115
OHA Credit Partners VII Ltd., Series 2012-7A, Class CR3, (3 mo. LIBOR US + 1.80%), 6.72%, 02/20/34(a)(b)		290	276,204
Palmer Square Loan Funding Ltd., Series 2022-2A, Class D, (3 mo. Term SOFR + 6.20%), 10.86%, 10/15/30(a)(b)		250	226,930
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 12.34%, 01/20/33(a)(b)		250	227,984
Recette CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 3.25%), 8.06%, 04/20/34(a)(b)		1,000	891,842
Regatta XVIII Funding Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 1.75%), 7.01%, 01/15/34(a)(b)		290	274,353
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 7.46%, 10/20/30(a)(b)		430	389,801
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 5.14%, 01/25/47(a)		2,768	2,345,008
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 11.69%, 04/30/32(a)(b)		1,250	1,109,519
Sound Point CLO XII Ltd., Series 2016-2A, Class BR2, (3 mo. LIBOR US + 1.50%), 6.75%, 10/20/28(a)(b)		660	650,854
TICP CLO I-2 Ltd., Series 2018-IA, Class B, (3 mo. LIBOR US + 2.20%), 7.02%, 04/26/28(a)(b)		163	162,295
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 11.04%, 07/15/34(a)(b)		250	228,780
Trestles CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 10.57%, 07/25/31(a)(b)		250	203,417
Trestles CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 7.72%, 04/25/32(a)(b)		1,000	896,148
Trimaran CAVU Ltd., Series 2021-1A, Class C, (3 mo. LIBOR US + 2.10%), 6.92%, 04/23/32(a)(b)		413	389,090
Whitebox CLO III Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 11.64%, 10/15/34(a)(b)		250	225,853

Total Asset-Backed Securities — 26.7% (Cost: $23,955,567)			22,135,124

		Shares

Common Stocks

Hotel & Resort REITs — 0.0%
Service Properties Trust		2,000	19,920

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Shares	Value

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(c)		1,350	$65,894

Oil, Gas & Consumable Fuels — 0.4%
California Resources Corp.(d)		7,618	293,293

Total Common Stocks — 0.5% (Cost: $185,514)			379,107

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.5%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)	USD	250	251,219
TransDigm, Inc., 6.38%, 06/15/26		142	138,805

			390,024

Automobile Components — 0.6%
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)		130	129,675
Dana, Inc., 5.63%, 06/15/28		72	67,616
Faurecia SE, 3.75%, 06/15/28(e)	EUR	100	97,063
ZF Finance GmbH(e)
5.75%, 08/03/26		100	108,717
3.75%, 09/21/28		100	96,658

			499,729

Automobiles — 1.4%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	89,744
Ford Motor Co., 6.10%, 08/19/32	USD	76	73,648
Ford Motor Credit Co. LLC
5.58%, 03/18/24(f)		597	590,947
4.54%, 03/06/25	GBP	100	118,237
6.86%, 06/05/26		108	132,676
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(e)	EUR	100	88,664
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(e)		100	98,792

			1,192,708

Banks — 0.7%
Banco BPM SpA, (5 year EUR Swap + 3.80%), 3.25%, 01/14/31(a)(e)		100	95,149
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	106	97,917
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	151,130
Intesa Sanpaolo SpA, 5.15%, 06/10/30(e)	GBP	250	251,409

			595,605

Beverages — 1.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(e)	EUR	100	89,320
3.25%, 09/01/28(b)	USD	201	172,973
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(e)
2.13%, 08/15/26	EUR	100	94,760
4.75%, 07/15/27	GBP	100	94,288
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)	USD	65	65,000

Security		Par (000)	Value

Beverages (continued)
OI European Group BV, 2.88%, 02/15/25(e)	EUR	100	$105,365
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	200	191,600

			813,306

Building Materials — 0.2%
Cemex SAB de CV, 3.13%, 03/19/26(e)	EUR	100	103,488
Masonite International Corp., Class C, 5.38%, 02/01/28(b)	USD	9	8,595
Standard Industries, Inc.(b)
5.00%, 02/15/27		9	8,548
4.75%, 01/15/28		35	32,696

			153,327

Capital Markets(e) — 0.3%
Sherwood Financing PLC, 6.00%, 11/15/26	GBP	100	102,587
SURAAsset Management SA, 4.88%, 04/17/24	USD	171	167,580

			270,167

Chemicals — 2.3%
Alpek SAB de CV, 3.25%, 02/25/31(b)(f)		200	161,663
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(e)	EUR	100	106,823
Braskem Idesa SAPI, 6.99%, 02/20/32(b)	USD	200	149,000
Chemours Co., 4.00%, 05/15/26	EUR	100	99,586
Equate Petrochemical BV, 4.25%, 11/03/26(e)	USD	200	193,975
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(e)	EUR	100	97,117
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	621	612,660
OCI NV, 3.63%, 10/15/25(e)	EUR	90	95,165
Olympus Water U.S. Holding Corp., 3.88%, 10/01/28(e)		100	87,743
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	287	267,950

			1,871,682

Commercial Services & Supplies — 0.4%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)		99	91,763
Loxam SAS, 3.75%, 07/15/26(e)	EUR	200	200,917

			292,680

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(e)(g)		100	100,143

Construction Materials — 0.1%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	98	96,775

Consumer Discretionary — 0.2%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		200	58,000
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(e)	EUR	100	100,986

			158,986

Consumer Finance(e) — 0.2%
Encore Capital Group, Inc., 4.88%, 10/15/25		100	98,517
Nexi SpA, 0.00%, 02/24/28(h)		100	80,123

			178,640

Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
4.63%, 01/15/27	USD	147	142,161
4.88%, 02/15/30		17	15,868
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	100,859
Market Bidco Finco PLC, 5.50%, 11/04/27(e)		100	93,137
Picard Groupe SAS, 3.88%, 07/01/26(e)	EUR	100	96,418

			448,443

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging — 0.7%
Ahlstrom-Munksjo Holding 3 Oy, 3.63%, 02/04/28(e)	EUR	100	$91,179
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	200	164,040
Suzano Austria GmbH
3.13%, 01/15/32(f)		150	122,250
7.00%, 03/16/47(b)		200	204,980

			582,449

Diversified Consumer Services — 0.1%
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	95,436

Diversified REITs — 0.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)	USD	37	31,831
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	11,246
Service Properties Trust
4.35%, 10/01/24		10	9,565
7.50%, 09/15/25		33	32,563
XHR LP(b)
6.38%, 08/15/25		68	66,705
4.88%, 06/01/29		11	9,329

			161,239

Diversified Telecommunication Services — 1.1%
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		25	15,031
4.25%, 07/01/28(f)		431	243,170
3.63%, 01/15/29(f)		381	210,663
SoftBank Group Corp.(e)
4.75%, 07/30/25	EUR	100	103,570
(5 year USD ICE Swap + 4.23%), 6.00%(a)(g)	USD	200	193,000
Telecom Italia SpA/Milano
5.88%, 05/19/23	GBP	50	61,554
6.88%, 02/15/28(e)	EUR	100	110,619

			937,607

Electric Utilities — 0.1%
EDP - Energias de Portugal SA, (5 year EUR Swap + 1.84%), 1.70%, 07/20/80(a)(e)		100	97,726

Energy Equipment & Services — 0.0%
Vallourec SA, 8.50%, 06/30/26(e)		17	18,344

Environmental, Maintenance & Security Service — 0.0%
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	9	8,008

Financial Services — 4.6%
ABRA Global Finance, 11.50%, 03/02/28(a)(b)		185	144,436
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		214	206,243
doValue SpA, 3.38%, 07/31/26(e)	EUR	102	96,515
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(e)	GBP	100	92,828
Jerrold Finco PLC, 4.88%, 01/15/26(e)		100	106,059
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	11	9,983
Oceana Australian Fixed Income Trust, 10.00%, 08/31/23(i)	AUD	966	644,948
Oceana Australian Fixed Income Trust, A Note Upsize(a)(i)
8.00%, 01/21/24		1,740	1,145,656
8.00%, 03/28/24		480	316,043
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)	USD	400	192,075
ProGroup AG, 3.00%, 03/31/26(e)	EUR	100	100,859
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b)
2.88%, 10/15/26	USD	72	64,440
3.63%, 03/01/29		228	195,749

Security		Par (000)	Value

Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b) (continued)
3.88%, 03/01/31	USD	56	$46,432
Sun Country Airlines Holdings, Inc., 6.95%, 12/15/23(i)		181	179,015
UniCredit SpA, (1 mo. EURIBOR + 1.60%), 4.45%, 02/16/29(a)(e)	EUR	150	156,450
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)	USD	153	136,149

			3,833,880

Health Care Providers & Services — 3.0%
HCA, Inc., 5.38%, 09/01/26		17	17,061
Medline Borrower LP, 3.88%, 04/01/29(b)		419	363,483
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(e)	EUR	100	102,943
Select Medical Corp., 6.25%, 08/15/26(b)(f)	USD	360	349,200
Tenet Healthcare Corp.
4.63%, 09/01/24(f)		384	377,227
4.88%, 01/01/26(f)		654	641,155
6.25%, 02/01/27		26	25,568
5.13%, 11/01/27		26	24,961
4.63%, 06/15/28		23	21,214
4.25%, 06/01/29(f)		507	458,688
4.38%, 01/15/30		44	39,490
Universal Health Services, Inc., 2.65%, 10/15/30		63	50,513

			2,471,503

Health Care Technology — 0.0%
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)		9	8,423

Hotels, Restaurants & Leisure — 4.1%
Affinity Interactive, 6.88%, 12/15/27(b)		150	133,803
Boyd Gaming Corp., 4.75%, 12/01/27(f)		158	151,538
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 3.88%, 01/15/28(b)		13	12,090
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		228	228,011
8.13%, 07/01/27		146	148,920
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		3	2,897
Cedar Fair LP, 5.25%, 07/15/29		9	8,391
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)		102	101,936
Churchill Downs, Inc.(b)
5.50%, 04/01/27		10	9,791
4.75%, 01/15/28		9	8,428
CPUK Finance Ltd., 6.50%, 08/28/26(e)	GBP	100	116,575
Full House Resorts, Inc., 8.25%, 02/15/28(b)	USD	13	11,830
Golden Entertainment, Inc., 7.63%, 04/15/26(b)		34	34,289
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		17	16,284
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		147	130,563
IRB Holding Corp., 7.00%, 06/15/25(b)		72	72,219
Lottomatica SpA/Roma, 5.13%, 07/15/25(e)	EUR	100	106,823
Marriott International, Inc.
Series FF, 4.63%, 06/15/30	USD	50	48,543
Series GG, 3.50%, 10/15/32(f)		232	203,325
Marriott Ownership Resorts, Inc., 4.50%, 06/15/29(b)		151	128,539
MGM Resorts International
5.75%, 06/15/25		12	11,971
4.63%, 09/01/26(d)		152	143,755
5.50%, 04/15/27		157	152,309
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		102	88,672

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 7.00%, 05/15/28(b)	USD	194	$192,060
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)(f)		310	318,309
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(e)	GBP	100	114,801
Travel & Leisure Co., 6.63%, 07/31/26(b)(f)	USD	90	90,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)
5.50%, 03/01/25		190	186,437
5.25%, 05/15/27		19	17,955
Wynn Macau Ltd., 5.50%, 01/15/26(e)		200	184,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		213	193,481

			3,368,895

Household Durables — 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		216	195,834
4.63%, 08/01/29		30	24,300
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27		234	205,679
5.00%, 06/15/29		10	7,650
Century Communities, Inc., 6.75%, 06/01/27		44	43,890
Forestar Group, Inc.(b)
3.85%, 05/15/26		244	219,516
5.00%, 03/01/28(f)		319	285,505
M/I Homes, Inc., 4.95%, 02/01/28		225	208,113
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	8,471
Newell Brands, Inc., 4.70%, 04/01/26		35	33,688
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		270	264,878
5.75%, 01/15/28(f)		914	899,075
Tri Pointe Homes, Inc.
5.25%, 06/01/27(f)		705	669,750
5.70%, 06/15/28		18	17,320

			3,083,669

Independent Power and Renewable Electricity Producers — 1.9%
Calpine Corp.(b)(f)
4.50%, 02/15/28		652	604,807
5.13%, 03/15/28		578	529,200
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(e)		200	187,912
NRG Energy, Inc.
5.75%, 01/15/28		14	13,730
5.25%, 06/15/29(b)		13	12,069
SCC Power PLC(b)(j)
(4.00% PIK), 4.00%, 05/17/32		274	19,468
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		505	179,413

			1,546,599

Insurance(e) — 0.5%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (1 mo. EURIBOR + 3.95%), 3.50%, 10/01/46(a)	EUR	100	101,622
AXA SA, (1 mo. EURIBOR + 3.75%), 3.38%, 07/06/47(a)		100	100,898
Galaxy Bidco Ltd., 6.50%, 07/31/26	GBP	100	110,407
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)	EUR	100	99,232

			412,159

Interactive Media & Services(e) — 0.5%
iliad SA
5.38%, 06/14/27		100	107,577

Security		Par (000)	Value

Interactive Media & Services (continued)
iliad SA (continued)
5.63%, 02/15/30	EUR	100	$105,197
United Group BV
4.88%, 07/01/24		100	105,224
(1 mo. EURIBOR + 4.88%), 7.36%, 02/01/29(a)		100	90,393

			408,391

Internet Software & Services — 0.1%
Gen Digital, Inc., 6.75%, 09/30/27(b)	USD	48	48,250

IT Services — 0.1%
La Financiere Atalian SASU, 6.63%, 05/15/25(e)	GBP	100	82,011

Machinery — 0.6%
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(e)	EUR	100	105,999
TK Elevator Midco GmbH(e) 4.38%, 07/15/27		100	97,876
(1 mo. EURIBOR + 4.75%), 7.04%, 07/15/27(a)		100	107,831
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	188,820

			500,526

Media — 1.6%
Altice Financing SA, 2.25%, 01/15/25(e)	EUR	100	101,942
AMC Networks, Inc., 5.00%, 04/01/24	USD	7	6,904
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)(f)		306	274,635
Global Switch Holdings Ltd., 2.25%, 05/31/27(e)	EUR	100	101,757
iHeartCommunications, Inc.
6.38%, 05/01/26	USD	14	12,276
5.25%, 08/15/27(b)		13	10,627
4.75%, 01/15/28(b)		9	7,110
Lamar Media Corp., 3.75%, 02/15/28		10	9,227
Lorca Telecom Bondco SA, 4.00%, 09/18/27(e)	EUR	100	99,389
Nexstar Media, Inc., 5.63%, 07/15/27(b)(f)	USD	300	277,209
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		11	9,909
4.63%, 03/15/30		9	7,506
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(e)(g)	EUR	100	106,010
Sirius XM Radio, Inc.(b)
5.00%, 08/01/27	USD	54	50,555
5.50%, 07/01/29		48	43,680
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(e)(j)	EUR	113	94,401
TEGNA, Inc.
4.63%, 03/15/28(f)	USD	150	130,875
5.00%, 09/15/29		19	16,422

			1,360,434

Metals & Mining — 1.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	173,663
Freeport Indonesia PT, 4.76%, 04/14/27(e)		200	194,662
Nexa Resources SA, 5.38%, 05/04/27(b)		200	187,250
Stillwater Mining Co., 4.00%, 11/16/26(e)		200	178,500
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)		200	122,000

			856,075

Oil, Gas & Consumable Fuels — 6.0%
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(e)(g)	EUR	205	193,422
Buckeye Partners LP
4.13%, 03/01/25(b)	USD	87	82,295
3.95%, 12/01/26		10	9,048
California Resources Corp., 7.13%, 02/01/26(b)		142	143,751

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cellnex Finance Co. SA, 1.00%, 09/15/27(e)	EUR	100	$92,493
Chesapeake Energy Corp., 5.50%, 02/01/26(b)	USD	51	50,188
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		42	41,162
Ecopetrol SA
4.13%, 01/16/25		181	174,303
4.63%, 11/02/31		40	30,586
8.88%, 01/13/33		166	167,453
5.88%, 05/28/45		105	71,925
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)		200	170,750
Geopark Ltd., 5.50%, 01/17/27(b)(f)		200	165,000
HTA Group Ltd., 7.00%, 12/18/25(b)		200	189,875
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	159,600
Kinetik Holdings LP, 5.88%, 06/15/30(b)		20	19,250
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(e)		109	107,586
Matador Resources Co., 5.88%, 09/15/26		18	17,759
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)(f)		193	150,252
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(e)		200	203,000
OQ SAOC, 5.13%, 05/06/28(b)		200	189,850
PDC Energy, Inc., 5.75%, 05/15/26		10	9,735
Permian Resources Operating LLC(b)
5.38%, 01/15/26(f)		834	790,492
6.88%, 04/01/27		51	49,894
Pertamina Persero PT, 3.65%, 07/30/29(e)		200	185,522
Petroleos Mexicanos
6.50%, 03/13/27		279	252,104
8.75%, 06/02/29		176	162,694
5.95%, 01/28/31		205	155,985
6.70%, 02/16/32		245	194,236
Puma International Financing SA, 5.13%, 10/06/24(b)		200	187,000
SM Energy Co., 6.75%, 09/15/26		139	136,312
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29		32	29,370
4.50%, 04/30/30(f)		172	155,552
TotalEnergies SE(a)(e)(g)
(5 year EUR Swap + 2.15%), 2.63%	EUR	100	102,386
Series NC7, (5 year EUR Swap + 1.99%), 1.63%		100	89,549

			4,930,379

Passenger Airlines — 0.5%
Air France-KLM, 7.25%, 05/31/26(e)		100	109,944
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	24	23,892
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)		263	215,913
Deutsche Lufthansa AG, 2.88%, 05/16/27(e)	EUR	100	97,588

			447,337

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)	USD	30	24,663
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(e)	EUR	100	100,638
Elanco Animal Health, Inc., 6.65%, 08/28/28	USD	13	12,278
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26(e)	EUR	100	105,880
Rossini SARL, 6.75%, 10/30/25(e)		100	108,815
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29		100	109,498

			461,772

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(b).	USD	13	12,761

Real Estate Management & Development — 2.1%
Agps Bondco PLC, 3.25%, 08/05/25(c)(e)(k)	EUR	100	43,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
China Evergrande Group, 10.50%, 04/11/24(c)(e)(k)	USD	200	$14,975
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(e)	EUR	100	75,915
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(c)(e)(k)	USD	200	20,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(f)		467	420,066
Howard Hughes Corp., 5.38%, 08/01/28(b)(f)		451	410,685
JGC Ventures Pte. Ltd.(j)
(3.00% PIK), 0.00%, 06/30/25		7	1,451
(3.00% PIK), 3.00%, 06/30/25(c)(e)(k)		239	78,829
(3.00% PIK), 10.75%, 06/30/25		1	54
Kaisa Group Holdings Ltd., 11.95%, 10/22/22(c)(e)(k)		200	23,000
MAF Global Securities Ltd., (5 year CMT + 3.54%), 6.38%(a)(e)(g)		200	193,913
MAF Sukuk Ltd., 4.64%, 05/14/29(e)		267	262,378
Modern Land China Co. Ltd., (2.00% Cash or 2.00% PIK), 9.00%, 12/30/26(c)(e)(j)(k)		230	15,585
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(e)		200	158,000
Yango Justice International Ltd., 8.25%, 11/25/23(c)(e)(k)		200	4,000

			1,722,351

Software — 0.4%
Boxer Parent Co., Inc., 6.50%, 10/02/25(e)	EUR	100	107,173
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)	USD	95	84,037
Playtika Holding Corp., 4.25%, 03/15/29(b)		182	151,515

			342,725

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(e)	EUR	100	99,611

Transportation Infrastructure — 0.8%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)(f)	USD	200	154,100
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	194,375
Azzurra Aeroporti SpA(e)
2.13%, 05/30/24	EUR	125	131,743
2.63%, 05/30/27		100	95,600
Heathrow Finance PLC, 3.88%, 03/01/27(e)(l)	GBP	100	107,231

			683,049

Utilities — 0.9%
Orano SA, 2.75%, 03/08/28(e)	EUR	100	99,857
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(e)(g)		300	266,380
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	17	16,504
5.00%, 07/31/27(f)		343	324,306

			707,047

Wireless Telecommunication Services — 1.6%
Altice France SA/France, 5.88%, 02/01/27(e)	EUR	100	95,640
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31	USD	164	140,681
Kenbourne Invest SA, 6.88%, 11/26/24(b)(f)		145	108,732
Millicom International Cellular SA, 5.13%, 01/15/28(e)		242	215,469
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24(f)		450	446,065
3.50%, 02/15/25		13	12,320
4.63%, 06/15/25		59	57,042
4.50%, 09/01/26		9	8,466
4.25%, 12/01/26		22	20,526
3.75%, 02/15/27		13	12,001

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued) 4.13%, 08/15/30	USD	17		$15,016
Vmed O2 U.K. Financing I PLC(e)
3.25%, 01/31/31	EUR	100		88,219
4.50%, 07/15/31	GBP	100		98,071

				1,318,248

Total Corporate Bonds — 45.4% (Cost: $42,256,308)				37,669,119

Floating Rate Loan Interests(a)

Air Freight & Logistics — 0.0%
Kestrel Bidco, Inc., Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.00%), 7.86%, 12/11/26	USD	—	(m)	183

Building Materials — 0.7%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 7.93%, 04/12/28		607		532,217

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 4.00%), 8.83%, 03/16/27		106		102,911

Commercial Services & Supplies — 0.5%
Interface Security Systems LLC, Term Loan, (1 mo. LIBOR US at 7.00% Floor + 1.75%, 1.00% PIK), 11.57%, 04/28/23(i)(j)		507		438,880

Consumer Finance — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, 0.00%, 05/21/23(c)(i)(k)		42		3,150

Financial Services — 2.2%
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR US + 9.25%), 14.41%, 04/01/23(i)		1,829		1,829,175

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR US + 2.50%), 7.35%, 03/06/25		102		101,051

Hotels, Restaurants & Leisure — 0.6%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR US + 3.75%), 8.59%, 02/02/26		168		159,904
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.50%), 12.42%, 05/01/28		108		107,062
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		246		242,275

				509,241

Media — 0.4%
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 3.50%), 8.35%, 12/11/26		348		345,448

Total Floating Rate Loan Interests — 4.6% (Cost: $4,045,167)				3,862,256

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200		198,250

Security		Par (000)	Value

Chile — 0.2%
Chile Government International Bond, 4.34%, 03/07/42	USD	200	$176,100

Colombia — 0.9%
Colombia Government International Bond
4.50%, 01/28/26		200	191,600
3.13%, 04/15/31		340	259,420
8.00%, 04/20/33		200	205,100
4.13%, 05/15/51(f)		200	123,600

			779,720

Dominican Republic — 1.0%
Dominican Republic International Bond
6.88%, 01/29/26(e)		114	115,446
5.95%, 01/25/27(e)		128	125,744
5.50%, 02/22/29(b)		175	164,314
7.05%, 02/03/31(b)		150	150,844
4.88%, 09/23/32(b)(f)		311	263,728

			820,076

Egypt — 0.2%
Egypt Government International Bond, 8.50%, 01/31/47(e)(f)		284	164,507

Guatemala — 0.7%
Guatemala Government Bond
4.50%, 05/03/26(e)		200	194,600
5.25%, 08/10/29(b)		200	194,350
5.38%, 04/24/32(b)(f)		200	193,475

			582,425

Hungary — 0.3%
Hungary Government International Bond
5.38%, 03/25/24		24	23,982
5.25%, 06/16/29(b)		200	195,750

			219,732

Ivory Coast — 0.5%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)		400	382,800

Mexico — 0.7%
Mexico Government International Bond
3.75%, 01/11/28		200	192,600
4.88%, 05/19/33		200	191,700
4.35%, 01/15/47(f)		200	157,600

			541,900

Morocco — 0.2%
Morocco Government International Bond, 2.38%, 12/15/27(b)		202	177,760

Nigeria — 0.2%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	164,500

Oman — 0.6%
Oman Government International Bond(e)
6.50%, 03/08/47		306	282,285
6.75%, 01/17/48		200	189,250

			471,535

Panama — 0.6%
Panama Government International Bond 3.88%, 03/17/28		200	191,475

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Panama (continued)
Panama Government International Bond (continued)
3.16%, 01/23/30	USD	200	$175,225
4.50%, 04/16/50(f)		200	151,850

			518,550

Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 03/30/50(b)		300	257,119

Peru — 0.4%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		200	192,850
Peruvian Government International Bond, 3.30%, 03/11/41(f)		170	127,107

			319,957

Poland — 0.1%
Republic of Poland Government International Bond, 4.25%, 02/14/43(e)	EUR	105	110,425

Romania — 0.8%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	174	171,173
2.88%, 03/11/29(e)	EUR	177	163,079
2.50%, 02/08/30(e)		187	161,734
2.12%, 07/16/31(e)		216	170,711

			666,697

Saudi Arabia — 0.4%
Saudi Government International Bond(e)
2.25%, 02/02/33	USD	200	164,225
3.75%, 01/21/55		200	153,600

			317,825

Senegal — 0.2%
Senegal Government International Bond, 6.25%, 05/23/33(e)		200	159,000

South Africa — 0.4%
Republic of South Africa Government International Bond
4.85%, 09/30/29		200	179,000
5.88%, 04/20/32		200	181,250

			360,250

Ukraine — 0.2%
Ukraine Government International Bond(c)(k)
8.99%, 02/01/26(e)		200	36,538
7.75%, 09/01/27(e)		110	19,614
7.25%, 03/15/35(b)		400	68,325

			124,477

Total Foreign Agency Obligations — 9.1% (Cost: $8,739,353)			7,513,605

Municipal Bonds

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/43		20	8,671

Security		Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
0.00%, 11/01/51	USD	217	$72,645
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		91	29,158

			110,474

Total Municipal Bonds — 0.1% (Cost: $137,949)			110,474

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 5.1%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		1,069	937,941
Credit Suisse Mortgage Capital Certificates Trust
Series 2021-JR1, Class A2, 3.50%, 09/27/66(a)		507	444,014
Series 2021-JR1, Class B2, 34.24%, 09/27/66		875	754,233
Series 2021-JR1, Class PT2, 0.00%, 07/26/60(a)		707	233,345
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,897	1,061,067
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 1.84%, 02/25/38(a)		3,440	822,447

			4,253,047

Commercial Mortgage-Backed Securities — 5.2%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, (1 mo. LIBOR US + 3.10%), 7.78%, 04/15/35(a)(b)		125	115,077
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1 mo. SOFR + 2.76%), 7.59%, 10/15/36		510	487,380
Series 2021-MFM1, Class G, (1 mo. SOFR + 4.01%), 8.84%, 01/15/34		90	82,398
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.73%, 05/10/36		500	489,753
Series 2019-PRM, Class F, 4.73%, 05/10/36		750	734,629
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 8.18%, 11/15/37(a)(b)		127	122,311
Credit Suisse Mortgage Capital Certificates Trust(a)(b)
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 10.84%, 10/15/37		300	248,987
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 8.19%, 11/15/38		250	233,276
HONO Mortgage Trust, Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 9.08%, 10/15/36(a)(b)		125	111,912
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		498	312,768
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class F, (1 mo. SOFR + 3.54%), 8.37%, 04/15/37(a)(b)		100	84,247
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 9.94%, 11/15/38(a)(b)		71	64,528
MF1 Trust, Series 2021-W10, Class G, (1 mo. SOFR + 4.22%), 9.05%, 12/15/34(a)(b)		120	109,384
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	394,115
Morgan Stanley Capital I Trust(b) Series 2018-MP, Class E, 4.28%, 07/11/40(a)		247	176,807

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust(b) (continued) Series 2019-H7, Class D, 3.00%, 07/15/52	USD	750	$474,286
Wells Fargo Commercial Mortgage Trust, Series 2020- SDAL, Class E, (1 mo. LIBOR US + 2.74%), 7.42%, 02/15/37(a)(b)		50	47,518

			4,289,376

Total Non-Agency Mortgage-Backed Securities — 10.3% (Cost: $10,282,390)			8,542,423

Preferred Securities

Capital Trusts — 3.4%(a)

Banks(g) — 0.7%
Banco Mercantil del Norte SA(b)
5.88%		200	168,750
6.75%		300	284,400
HSBC Bank Capital Funding Sterling 1 LP, 5.84%(e)	GBP	9	11,272
ING Groep NV, Series NC10, 4.25%	USD	200	132,194

			596,616

Diversified Telecommunication Services — 1.1%
British Telecommunications PLC, 4.25%, 11/23/81(b)		200	173,290
Telefonica Europe BV(e)(g)
4.38%	EUR	100	105,635
6.14%		200	209,405
2.38%		500	424,295

			912,625

Electric Utilities — 0.1%
Iberdrola International BV, Series NC9, 1.83%(e)(g)		100	82,964

Financial Services — 0.2%
Banco Santander SA, 3.63%(e)(g)		200	143,696

Media — 0.1%
SES SA, 2.88%(e)(g)		100	87,844

Oil, Gas & Consumable Fuels(e)(g) — 0.4%
Abertis Infraestructuras Finance BV, 3.25%		200	192,824
Eni SpA, Series NC-9, 2.75%		200	167,294

			360,118

Pharmaceuticals — 0.4%
Bayer AG, 3.13%, 11/12/79(e)		300	281,112

Utilities — 0.2%
Electricite de France SA, 3.38%(e)(g)		200	161,374

Wireless Telecommunication Services(e) — 0.2%
Vodafone Group PLC
2.63%, 08/27/80		100	97,339
4.20%, 10/03/78		100	98,820

			196,159

			2,822,508

Total Preferred Securities — 3.4% (Cost: $3,454,953)			2,822,508

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.2%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27	USD	130	$118,386
Series 2019-K99, Class C, 3.65%, 10/25/52		1,000	889,470

			1,007,856

Mortgage-Backed Securities(n) — 4.5%
Uniform Mortgage-Backed Securities
3.00%, 04/13/53		428	383,983
3.50%, 04/13/53		1,159	1,076,861
4.50%, 04/13/53		2,313	2,266,559

			3,727,403

Total U.S. Government Sponsored Agency Securities — 5.7% (Cost: $4,793,173)			4,735,259

Total Long-Term Investments — 105.8% (Cost: $97,850,374)			87,769,875

Short-Term Securities

Commercial Paper — 1.1%
AT&T, Inc., 5.93%, 02/21/24(o)		250	237,122
Mercedes-Benz Finance North America LLC, 5.59%, 05/03/23(o)		296	294,626
UnitedHealth Group, Inc., 5.31%, 06/01/23(o)		359	355,736

			887,484

		Shares

Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(p)(q)		3,501,358	3,501,358

Total Short-Term Securities — 5.3% (Cost: $4,389,300)			4,388,842

Options Purchased — 0.0% (Cost: $15,400)			2,279

Total Investments Before TBA Sale Commitments and Options Written — 111.1% (Cost: $102,255,074)			92,160,996

		Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities, 4.50%, 04/13/53(n)	USD	(400)	(391,918)

Total TBA Sale Commitments — (0.5)% (Proceeds: $(386,375))			(391,918)

Options Written — (0.0)% (Premiums Received: $(4,006))			(595)

Total Investments, Net of TBA Sale Commitments and Options Written — 110.6% (Cost: $101,864,693)			91,768,483

Liabilities in Excess of Other Assets — (10.6)%			(8,810,731)

Net Assets — 100.0%			$82,957,752

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Rounds to less than 1,000.
(n)	Represents or includes a TBA transaction.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,876,317	$—	$(2,374,959	)(a)	$—	$—	$3,501,358	3,501,358	$46,222	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	3.75	%(b)	10/17/22	Open		$123,975	$125,861	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.82	(b)	01/23/23	Open		480,937	484,914	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.85	(b)	02/08/23	Open		143,032	143,965	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	4.95	(b)	02/08/23	Open		120,900	121,706	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	5.00	(b)	02/08/23	Open		181,000	182,219	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	5.00	(b)	02/08/23	Open		137,500	138,426	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.00	(b)	02/08/23	Open		144,250	145,222	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.05	(b)	02/08/23	Open		108,563	109,301	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.02	(b)	02/08/23	Open		122,613	123,442	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	5.03	(b)	02/08/23	Open		157,357	158,424	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.05	(b)	02/08/23	Open		191,400	192,703	Corporate Bonds	Open/Demand
BNP Paribas S.A.	5.05	(b)	02/08/23	Open		147,000	148,001	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	5.12	(b)	02/08/23	Open		71,775	72,271	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.12	(b)	02/08/23	Open		114,188	114,976	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		630,712	635,095	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		535,800	539,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	02/08/23	Open		333,740	336,059	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.14	(b)	02/09/23	Open		229,883	231,445	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.14	(b)	02/09/23	Open		489,000	492,325	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.14	(b)	02/09/23	Open		260,400	262,170	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.90	(b)	02/16/23	Open		252,375	253,778	Corporate Bonds	Open/Demand
BNP Paribas S.A.	4.85	(b)	03/06/23	Open		315,900	316,911	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/06/23	Open		561,180	563,093	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/06/23	Open		814,602	817,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.85	(b)	03/27/23	Open		103,000	103,056	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	4.95	(b)	03/27/23	Open		131,705	131,777	Foreign Agency Obligations	Open/Demand

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	4.98	%(b)	03/27/23	Open		$361,341	$361,541	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.05	(b)	03/27/23	Open		150,750	150,835	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.12	(b)	03/27/23	Open		124,915	124,986	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		294,525	294,694	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		153,829	153,917	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		182,098	182,202	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		223,699	223,827	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		258,536	258,684	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		364,500	364,709	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	5.15	(b)	03/27/23	Open		252,801	252,946	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/27/23	Open		422,711	422,953	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.15	(b)	03/27/23	Open		588,600	588,374	Corporate Bonds	Open/Demand

						$10,281,092	$10,323,711

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	72	06/21/23	$8,285	$187,541
U.S. Long Bond	5	06/21/23	657	26,841
Ultra U.S. Treasury Bond	28	06/21/23	3,966	164,149
2-Year U.S. Treasury Note	5	06/30/23	1,033	(4,478)

				374,053

Short Contracts
Euro BOBL	1	06/08/23	128	(2,900)
Euro Bund	1	06/08/23	147	(5,564)
10-Year Japanese Government Treasury Bonds	1	06/13/23	1,116	(20,664)
10-Year U.S. Ultra Long Treasury Note	80	06/21/23	9,701	(294,248)
5-Year U.S. Treasury Note	108	06/30/23	11,842	(245,422)

				(568,798)

				$(194,745)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	1,170,978	USD	224,184	JPMorgan Chase Bank N.A.	06/21/23	$3,577
MXN	1,080,904	USD	59,000	JPMorgan Chase Bank N.A.	06/21/23	84
MXN	1,390,519	USD	75,900	JPMorgan Chase Bank N.A.	06/21/23	108
USD	8,149	JPY	1,069,000	Deutsche Bank AG	06/21/23	6
ZAR	842,980	USD	45,000	Morgan Stanley & Co. International PLC	06/21/23	2,025
						5,800
USD	113,534	EUR	104,693	BNP Paribas SA	06/14/23	(461)
USD	491,562	EUR	462,040	JPMorgan Chase Bank N.A.	06/14/23	(11,527)
EUR	476,000	USD	521,116	JPMorgan Chase Bank N.A.	06/21/23	(2,627)
USD	2,113,099	AUD	3,186,000	Goldman Sachs International	06/21/23	(22,632)
USD	31,000	BRL	161,922	Goldman Sachs International	06/21/23	(495)
USD	37,000	BRL	199,337	Goldman Sachs International	06/21/23	(1,772)
USD	91,740	CAD	126,000	Deutsche Bank AG	06/21/23	(1,607)

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	116,000	CNH	801,467	Morgan Stanley & Co. International PLC	06/21/23	$(1,347)
USD	51,429	EUR	48,000	JPMorgan Chase Bank N.A.	06/21/23	(856)
USD	231,545	EUR	218,000	JPMorgan Chase Bank N.A.	06/21/23	(5,915)
USD	4,641,433	EUR	4,303,000	UBS AG	06/21/23	(45,665)
USD	5,267,096	EUR	4,875,500	UBS AG	06/21/23	(43,606)
USD	1,946,144	GBP	1,593,000	Morgan Stanley & Co. International PLC	06/21/23	(21,986)
USD	37,000	MXN	715,678	Morgan Stanley & Co. International PLC	06/21/23	(2,120)

						(162,616)

						$(156,816)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Deutsche Bank AG	45	04/21/23	EUR	8.40	EUR	42	$830
Euro Stoxx 50	3	04/21/23	EUR	3,800.00	EUR	129	154
iShares iBoxx $ Investment Grade Corporate Bond ETF	80	04/21/23	USD	105.00	USD	877	1,080
Euro Stoxx 50	1	05/19/23	EUR	3,800.00	EUR	43	215

							$2,279

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Deutsche Bank AG	45	04/21/23	EUR	6.50	EUR	42	$(195)
iShares iBoxx $ Investment Grade Corporate Bond ETF	80	04/21/23	USD	101.00	USD	877	(400)

							$(595)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V13	5.00%	Quarterly	12/20/24	C		USD 6,380		$201,817	$(2,788)	$204,605
CDX.NA.HY.34.V10	5.00	Quarterly	06/20/25	C+		USD 5,278		138,915	(2,529)	141,444

								$340,732	$(5,317)	$346,049

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

										Upfront
										Premium	Unrealized
Paid by the Trust		Received by the Trust		Effective		Termination	Notional			Paid	Appreciation

Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

4.18%	Annual	1-Day SOFR, 4.80%	Annual	N/A		06/21/24	USD	2,108	$7,550	$(3,369)	$10,919
28-Day MXIBTIIE, 11.52%	Monthly	9.80%	Monthly	N/A		02/04/25	MXN	946	(399)	—	(399)
28-Day MXIBTIIE, 11.52%	Monthly	9.90%	Monthly	N/A		02/05/25	MXN	3,555	(1,135)	1	(1,136)
28-Day MXIBTIIE, 11.52%	Monthly	9.92%	Monthly	N/A		02/05/25	MXN	1,713	(513)	—	(513)
1-Day SOFR, 4.80%	Annual	3.71%	Annual	N/A		01/10/27	USD	2,366	10,364	17,315	(6,951)
1-Day SOFR, 4.80%	Annual	1.56%	Annual	N/A		03/07/27	USD	2,933	(213,776)	(68,116)	(145,660)
1-Day SOFR, 4.80%	Annual	3.47%	Annual	03/10/25	(a)	03/10/27	USD	441	4,832	2	4,830

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

3.50%	Annual	1-Day SOFR, 4.80%	Annual	N/A	05/28/31	USD	76	$(1,382)	$(1,313)	$(69)
3.22%	Annual	1-Day SOFR, 4.80%	Annual	N/A	05/28/51	USD	34	(1,346)	(1,772)	426

								$(195,805)	$(57,252)	$(138,553)

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMA CGM SA.o	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	4	$452	$132	$320
CMA CGM SA.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	4	425	124	301
CMA CGM SA.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	N/R		EUR	2	202	59	143
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	191	(46,986)	(745)	(46,241)
CMBX.NA.15	3.00	Monthly	Goldman Sachs International	11/15/64	N/R		USD	1,023	(291,342)	(218,635)	(72,707)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R		USD	1,023	(291,427)	(198,528)	(92,899)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/18/64	N/R		USD	1,000	(284,875)	(186,828)	(98,047)

									$(913,551)	$(604,421)	$(309,130)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust			Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1-Day BZDIOVER, 0.05%	Monthly	13.13%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	52	$187	$—	$187
1-Day BZDIOVER, 0.05%	Monthly	13.15%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	1,090	3,997	—	3,997
1-Day BZDIOVER, 0.05%	Monthly	13.18%	Monthly	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	267	1,006	—	1,006
1-Day BZDIOVER, 0.05%	Monthly	13.32%	Monthly	Bank of America N.A.	N/A	01/02/25	BRL	556	2,371	—	2,371

									$7,561	$—	$7,561

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Total Return Swaps

										Upfront
Paid by the Trust		Received by the Trust								Premium	Unrealized

					Effective	Termination	Notional			Paid	Appreciation
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

1-Day SOFR minus 1.70%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	06/16/23	USD	118	$2,634	$9	$2,625
1-Day SOFR minus 1.60%, 4.80%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	06/16/23	USD	1,864	41,503	154	41,349

									$44,137	$163	$43,974

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$22,135,124	$—	$22,135,124
Common Stocks	379,107	—	—	379,107
Corporate Bonds
Aerospace & Defense	—	390,024	—	390,024
Automobile Components	—	499,729	—	499,729
Automobiles	—	1,192,708	—	1,192,708
Banks	—	595,605	—	595,605
Beverages	—	813,306	—	813,306
Building Materials	—	153,327	—	153,327
Capital Markets	—	270,167	—	270,167
Chemicals	—	1,871,682	—	1,871,682
Commercial Services & Supplies	—	292,680	—	292,680
Construction & Engineering	—	100,143	—	100,143
Construction Materials	—	96,775	—	96,775
Consumer Discretionary	—	158,986	—	158,986
Consumer Finance	80,123	98,517	—	178,640
Consumer Staples Distribution & Retail	—	448,443	—	448,443
Containers & Packaging	—	582,449	—	582,449
Diversified Consumer Services	—	95,436	—	95,436
Diversified REITs	—	161,239	—	161,239

13

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Diversified Telecommunication Services	$—	$937,607	$—	$937,607
Electric Utilities	—	97,726	—	97,726
Energy Equipment & Services	—	18,344	—	18,344
Environmental, Maintenance & Security Service	—	8,008	—	8,008
Financial Services	—	1,548,218	2,285,662	3,833,880
Health Care Providers & Services	—	2,471,503	—	2,471,503
Health Care Technology	—	8,423	—	8,423
Hotels, Restaurants & Leisure	—	3,368,895	—	3,368,895
Household Durables	—	3,083,669	—	3,083,669
Independent Power and Renewable Electricity Producers	—	1,546,599	—	1,546,599
Insurance	—	412,159	—	412,159
Interactive Media & Services	—	408,391	—	408,391
Internet Software & Services	—	48,250	—	48,250
IT Services	—	82,011	—	82,011
Machinery	—	500,526	—	500,526
Media	—	1,360,434	—	1,360,434
Metals & Mining	—	856,075	—	856,075
Oil, Gas & Consumable Fuels	—	4,930,379	—	4,930,379
Passenger Airlines	—	447,337	—	447,337
Pharmaceuticals	—	461,772	—	461,772
Real Estate	—	12,761	—	12,761
Real Estate Management & Development	—	1,722,351	—	1,722,351
Software	—	342,725	—	342,725
Specialty Retail	—	99,611	—	99,611
Transportation Infrastructure	—	683,049	—	683,049
Utilities	—	707,047	—	707,047
Wireless Telecommunication Services	—	1,318,248	—	1,318,248
Floating Rate Loan Interests	—	1,591,051	2,271,205	3,862,256
Foreign Agency Obligations	—	7,513,605	—	7,513,605
Municipal Bonds	—	110,474	—	110,474
Non-Agency Mortgage-Backed Securities	—	8,542,423	—	8,542,423
Preferred Securities
Capital Trusts	—	2,822,508	—	2,822,508
U.S. Government Sponsored Agency Securities	—	4,735,259	—	4,735,259
Short-Term Securities
Commercial Paper	—	887,484	—	887,484
Money Market Funds	3,501,358	—	—	3,501,358
Options Purchased
Equity Contracts	2,279	—	—	2,279
Liabilities
Investments
TBA Sale Commitments	—	(391,918)	—	(391,918)

	$3,962,867	$83,249,344	$4,556,867	$91,769,078

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$346,813	$—	$346,813
Equity Contracts	—	43,974	—	43,974
Foreign Currency Exchange Contracts	—	5,800	—	5,800
Interest Rate Contracts	378,531	23,736	—	402,267
Liabilities
Credit Contracts	—	(309,894)	—	(309,894)
Equity Contracts	(595)	—	—	(595)
Foreign Currency Exchange Contracts	—	(162,616)	—	(162,616)
Interest Rate Contracts	(573,276)	(154,728)	—	(728,004)

	$(195,340)	$(206,915)	$—	$(402,255)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $10,323,711 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening balance, as of December 31, 2022	$191,535	$1,155,090	$3,616,469	$364,218	$5,327,312
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(191,535)	—	—	(261,306)	(452,841)
Other(a)	—	1,163,947	(1,163,947)	—	—
Accrued discounts/premiums	—	—	10,965	—	10,965
Net realized gain (loss)	—	—	(12,827)	653	(12,174)
Net change in unrealized appreciation (depreciation)(b)	—	(33,375)	(37,589)	6,435	(64,529)
Purchases	—	—	437,546	—	437,546
Sales	—	—	(579,412)	(110,000)	(689,412)

Closing balance, as of March 31, 2023	$—	$2,285,662	$2,271,205	$—	$4,556,867

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(b)	$—	$(33,375)	$(37,589)	$6,435	$(64,529)

(a)	Certain Level 3 investments were re-classified between Floating Rate Loan Interests and Corporate Bonds.
(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1,832,325. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Corporate Bonds	$2,285,662	Income	Discount Rate	9% - 10%		10%

Floating Rate Loan Interests	438,880	Income	Discount Rate	21%		—

	$2,724,542

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

15

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

TBA	To-Be-Announced

S C H E D U L E O F I N V E S T M E N T S	16